Equity Method Investments (Reconciliation Of Investments In Equity Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments
Beginning of year	$ 250	$ 3,860
Additional investments	77	226
DIRECTV investments acquired	1,232	0
Equity in net income of affiliates	79	175	$ 642
Dividends and Distributions received	(30)	(148)
Sale of America Movil Shares	0	(3,817)
Other adjustments	(2)	(46)
End of year	$ 1,606	$ 250	$ 3,860